INCOME TAXES - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Sep. 30, 2020 HKD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 HKD ($)	Sep. 30, 2018 HKD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%	25.00%
Valuation allowance		¥ 619,922			¥ 338,964	¥ 233,191	¥ 112,256
Tax loss carryforwards		¥ 1,080,172
Hong Kong | On The First Two Thousand Hong kong Dollars Of Assessable Income [Member]
Income Taxes [Line Items]
Income tax rate	8.25%	8.25%	8.25%	8.25%
Assessable profits on which tax is levied | $	$ 2,000		$ 2,000	$ 2,000
Hong Kong | Above Two Thousand Hong kong Dollars Of Assessable Income [Member]
Income Taxes [Line Items]
Income tax rate	16.50%	16.50%	16.50%	16.50%
Assessable profits on which tax is levied | $	$ 2,000		$ 2,000	$ 2,000
United States of America
Income Taxes [Line Items]
Income tax rate	21.00%	21.00%
PRC
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%
Special circumstance for underpayment of income tax liability amount		¥ 100
Withholding income tax	10.00%	10.00%
Delaware division of revenue
Income Taxes [Line Items]
Income tax rate	8.70%	8.70%